Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with GAAP and are presented in US dollars.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned or controlled subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of management, the consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation.

Reverse Share Splits

On September 11, 2023, the Company effected a 1-for-25 reverse split of its outstanding common shares. On January 8, 2024, the Company effected a 1-for-4 reverse split of its outstanding common shares. On July 8, 2024, the Company effected a 1-for-13 reverse split of its outstanding common shares. All outstanding common shares and warrants were adjusted to reflect all of the reverse splits, with the respective exercise prices of the warrants proportionately increased. The outstanding convertible notes and series A and B senior convertible preferred shares conversion prices were adjusted to reflect a proportional decrease in the number of common shares to be issued upon conversion.

All share and per share data throughout these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits. The total number of authorized common shares did not change. As a result of the reverse common share splits, an amount equal to the decreased value of common shares was reclassified from “common shares” to “additional paid-in capital.”

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Company has four reportable segments: Retail and Appliances, Retail and Eyewear, Construction, and Automotive Supplies. The Company reports all other business activities that are not reportable in the Corporate Services Segment.

The Company reports segment information in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 280, “Segment Reporting.” Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company’s CODM is its Chief Executive Officer, who evaluates the financial performance of the operating segments for the purposes of making operating decisions, allocating resources, and assessing performance.

Cash and Cash Equivalents, and Marketable Securities

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less. The Company maintains deposits in several financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses related to amounts in excess of FDIC limits. As of December 31, 2023 and 2022, the Company had $180,403 and $380,401 in excess of FDIC limits, respectively.

The Company’s investments in marketable securities are classified based on the nature of the securities and their availability for use in current operations. The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date.

Reclassifications

Certain reclassifications within operating expenses have been made to the prior period’s financial statements to conform to the current period financial statement presentation. There is no impact in total to the results of operations and cash flows in all periods presented.

Revenue Recognition and Cost of Revenue

The Company records revenue in accordance with ASC 606, “Revenue from Contracts with Customers.” Revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, the Company applies the following five-step approach: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as a performance obligation is satisfied.

Retail and Appliances Segment

Revenue is derived in the Retail and Appliances Segment from the sale of appliance products and services to individual retail consumers (homeowners), builders and designers. The Company sells its appliance products and services at its retail store and showroom or through its website.

Revenue from the sale of appliance products is recognized at a point in time when control of the promised goods or services is transferred to the customer, generally at the time of shipment or delivery, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The consideration promised includes fixed and variable amounts. The fixed amount of consideration is the standalone selling price of the goods sold. Variable considerations, including cash discounts, rebates, and estimated returns are deducted from gross sales in determining net sales at the time revenues are recorded. The Company includes in the transaction price an amount of variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Historical return estimates have not materially differed from actual returns in any of the periods presented. Any sales tax collected from customers are remitted to governmental authorities and excluded from revenues.

In the normal course of business, payment is collected from the customer when an order is placed and such cash receipts are included in customer deposits until either recognized as revenue when the order is shipped to the customer, or the customer is refunded by the Company in the event of an order cancellation.

Cost of revenue includes the costs of products sold, shipping costs, inventory write-downs, and where applicable installation, net of volume rebates and other incentives received from vendors.

Shipping charges billed to customers are included in net revenues and any related shipping costs are included in cost of sales.

Retail and Eyewear Segment

Revenue is derived in the Retail and Eyewear Segment from the sales of a wide variety of eyewear products and accessories as well as personal protective equipment as well as personal protective equipment (face masks and select health and personal care items) to big-box national retail chains, distributors, as well as online order retailers.

Revenue from the sale of eyewear products, including those that are subject to inventory consignment agreements, is recognized at a point in time when control of the promised goods or services is transferred to the customer, generally at the time of shipment or delivery, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Under consignment arrangements, the customer takes possession of the product, but the Company retains control and title until a point in time when the Company’s product is sold from the customer to the end user.

The consideration promised includes fixed and variable amounts. The fixed amount of consideration is the standalone selling price of the goods sold. Variable considerations, including discounts, promotions, allowances, and estimated returns are deducted from gross sales in determining net sales at the time revenues are recorded. The Company includes in the transaction price an amount of variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Any sales tax collected from customers are remitted to governmental authorities and excluded from revenues.

Cost of revenues include the costs of products sold, freight and import costs, supply chain management, inventory write-downs, and any other indirect costs related to contract performance. The Company had one major customer who represents a significant portion of revenue in the retail and eyewear segment. This customer represented 63% of total revenue in the Retail and Eyewear Segment for the year ended December 31, 2023.

Shipping charges billed to customers are included in net revenues and any related shipping costs are included in cost of sales.

Construction Segment

Revenue is derived in the Construction Segment primarily through contracts with customers whereby the Company specializes in all aspects of products and services relating to finished carpentry, custom cabinetry, and countertops. The Company recognizes revenue when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable.

A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Since most contracts are bundled to include both material and installation services, the Company combines these items into one performance obligation as the overall promise to transfer the individual goods or services is not separately identifiable from other promises in the contract and, therefore, is not distinct. The Company does offer assurance-type warranties on certain of its installed products and services that do not represent a separate performance obligation and, as such, do not impact the timing or extent of revenue recognition.

For any contracts that are not complete at the reporting date, the Company recognizes revenue over time, because of the continuous transfer of control to the customer as work is performed at the customer’s site and, therefore, the customer controls the asset as it is being installed. The Company utilizes the output method to measure progress toward completion for the value of the goods and services transferred to the customer as it believes this best depicts the transfer of control of assets to the customer. Additionally, external factors such as weather, and customer delays may affect the progress of a project’s completion, and thus the timing and amount of revenue recognition, cash flow, and profitability from a particular contract may be adversely affected.

An insignificant portion of sales, primarily retail sales, is accounted for on a point-in-time basis when the sale occurs. Sales taxes, when incurred, are recorded as a liability and excluded from revenue on a net basis.

Contracts can be subject to modification to account for changes in contract specifications and requirements. The Company considers contract modifications to exist when the modification either creates new, or changes the existing, enforceable rights and obligations. Most contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and the Company’s measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue on a cumulative catch-up basis.

All contracts are billed either contractually or as work is performed. Billing on long-term contracts occurs primarily on a monthly basis throughout the contract period whereby the Company submits progress invoices for customer payment as work is performed. On some contracts, the customer may withhold payment on an invoice equal to a percentage of the invoice amount, which will be subsequently paid after satisfactory completion of each project. This amount is referred to as retainage and is common practice in the construction industry, as it allows customers to ensure the quality of the service performed prior to full payment. The retention provisions are not considered a significant financing component.

Cost of revenues include all direct material and labor, inventory write-downs, equipment costs, and any other indirect costs related to contract performance. Costs to obtain contracts are expensed as incurred as the Company’s contracts are typically completed in one year or less, and where applicable, the Company generally would incur these costs whether or not it ultimately obtains the contract. The Company does not disclose the value of its remaining performance obligations on uncompleted contracts as its contracts generally have a duration of one year or less.

The Company records a contract asset when it has satisfied its performance obligation prior to billing and a contract liability when a customer payment is received prior to the satisfaction of the Company’s performance obligation. The difference between the beginning and ending balances of contract assets and liabilities primarily results from the timing of the Company’s performance and the customer’s payment. At times, the Company has a right to payment from previous performance that is conditional on something other than passage of time, such as retainage, which is included in contract assets or contract liabilities, as determined on a contract-by-contract basis.

Automotive Supplies Segment

Revenue is derived in the Automotive and Supplies Segment from the sale of horn and safety warning lights for cars, trucks, industrial equipment and emergency vehicles. The Company sells its automotive and supplies products to big-box national retail chains, through specialty and industrial distributors, as well as online/mail order retailers and original equipment manufacturers.

Revenue from the sale of automotive and supplies products is recognized at a point in time when control of the promised goods or services is transferred to the customer, generally at the time of shipment or delivery, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The consideration promised includes fixed and variable amounts. The fixed amount of consideration is the standalone selling price of the goods sold. Variable considerations, including cash discounts, rebates, warranties, and estimated returns are deducted from gross sales in determining net sales at the time revenues are recorded. The Company includes in the transaction price an amount of variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Any sales tax collected from customers are remitted to governmental authorities and excluded from revenues.

The Company collects payment for internet and phone orders, including tax, from the customer at the time the order is shipped. Customers placing orders with a purchase order through the EDI (Electronic Data Interface) are allowed to purchase on credit and make payment after receipt of product on the agreed upon terms.

Cost of revenues include the costs of products sold, freight and import costs, inventory write-downs, and any other indirect costs related to contract performance. The Company had two major customers who represent a significant portion of revenue in the automotive segment. These two customers represented 47.6% and 39.4% of total revenue in the Automotive Segment for the years ended December 31, 2023 and 2022, respectively.

Shipping charges billed to customers are included in net revenues and any related shipping costs are included in cost of sales.

Receivables

Receivables consist of trade receivables arising from credit sales to customers in the normal course of business, credit card transactions in the process of settlement, retainage, and vendor rebates receivable. Vendor rebates receivable represent amounts due from manufacturers from whom the Company purchases products and are stated at the amount that management expects to collect, net of amounts due to the vendor. Rebates are calculated on product and model sales programs from specific vendors. The rebates are paid at intermittent periods either in cash or through issuance of vendor credit memos, which can be applied against the vendors accounts payable. Historically, the Company has not had any significant rebates receivable. Retainage receivables represent the amount retained by customers to ensure the quality of the installation and is received after satisfactory completion of each installation project.

These receivables are recorded at the time of sale, net of an allowance for current expected credit losses. In accordance with ASC 326, “Financial Instruments – Credit Losses,” the Company estimates expected credit losses based on historical bad debt experience, the aging of accounts receivable, the current creditworthiness of its customers, prevailing economic conditions, and reasonable and supportable forward-looking information. Accounts receivable balances are written off when they are determined to be uncollectible. As of December 31, 2023 and 2022, the allowance for current expected credit losses amounted to $344,165 and 359,000, respectively.

Inventories

Inventories consist of finished goods, raw materials, and inventories in transit. Inventories are stated at the lower of cost or net realizable value. Cost is generally determined using the weighted-average cost method or first-in, first-out method, and includes all costs incurred to deliver inventories to the Company’s warehouses including freight, non-refundable taxes, duty, and other handling fees and costs directly related to bringing inventories to its present location and condition. Inventories held at consignment locations are included in the Company’s finished goods inventories. Work in process inventories are immaterial to the consolidated financial statements.

The Company periodically reviews its inventories and records a provision for estimated losses related to excess, damaged, slow-moving, or obsolete inventories. The amount of the provision is equal to the difference between the cost of the inventories and its net realizable value based upon assumptions about product quality, damages, shrinkage, future demand, selling prices, and market conditions. As of December 31, 2023 and 2022, the estimated reserve for obsolescence amounted to $1,495,280 and $425,848, respectively.

Property and Equipment

Property and equipment is stated at historical cost less accumulated depreciation. Leasehold improvements are amortized over the lesser of the base term of the lease or estimated life of the leasehold improvements. Maintenance and repairs of property and equipment are expensed as incurred.

Depreciation is calculated using the straight-line method over the estimated useful lives as follows:

Description	Useful Life (Years)
Machinery and equipment	3-7
Office furniture and equipment	3-5
Transportation equipment	3-5
Displays	1-3
Leasehold improvements	1-5

Leases

The Company evaluates all contracts at inception or upon modification to determine whether such contract contains a lease in accordance with ASC 842, “Leases.” A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control over the use of the identified asset means the lessee has both the right to obtain substantially all the economic benefits from the use of the asset and the right to direct the use of the asset. Contracts containing a lease are further evaluated for classification as a right-of-use (“ROU”) operating lease or a finance lease.

At commencement of a lease, the Company recognizes ROU assets and related lease liabilities on the balance sheet for all leases greater than one year in duration. Lease liabilities and their corresponding ROU assets are initially measured at the present value of the unpaid lease payments as of the lease commencement date. If the lease contains a renewal and/or termination option, the exercise of the option is included in the term of the lease if the Company is reasonably certain that a renewal or termination option will be exercised. As the Company’s leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate (“IBR”) based on the information available at the commencement date of the respective lease to determine the present value of future payments. The IBR is determined by estimating what it would cost the Company to borrow a collateralized amount equal to the total lease payments over the lease term based on the contractual terms of the lease and the location of the leased asset.

When calculating the present value of minimum lease payments, the Company accounts for leases as one single lease component if a lease has both lease and non-lease components. Variable lease and non-lease components are expensed as incurred. The Company does not recognize ROU assets and lease liabilities for short-term leases that have an initial lease term of 12 months or less.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805, “Business Combinations.” The Company allocates the purchase price of an acquisition to the tangible and intangible assets acquired, liabilities assumed, and any non-controlling interest based on their estimated fair values at the acquisition date. The Company recognizes the amount by which the purchase price of an acquired entity exceeds the net of the fair values assigned to the assets acquired and liabilities assumed as goodwill. In determining the fair values of assets acquired and liabilities assumed, the Company uses various recognized valuation methods including the income, cost and market approaches in accordance with ASC 820, “Fair Value Measurement.” Further, the Company makes assumptions within certain valuation techniques, including discount rates, royalty rates, and the amount and timing of future cash flows. The Company initially performs these valuations based upon preliminary estimates and assumptions by management or independent valuation specialists under the Company’s supervision, where appropriate, and makes revisions as estimates and assumptions are finalized, which may be up to one year from the acquisition date. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred.

Intangible Assets

Acquired identifiable intangible assets are amortized over their estimated useful life on a straight-line basis. Estimated useful lives are determined considering the period the intangible assets are expected to contribute to future cash flows. The Company has no intangible assets with indefinite lives.

Amortization is calculated using the straight-line method over the estimated useful lives as follows:

Description	Useful Life (Years)
Customer-related	9-15
Marketing-related	4-5
Technology-related	7

Long-Lived Assets

The Company reviews the carrying value of long-lived assets such as property and equipment, ROU assets, and definite-lived intangible assets for impairment in accordance with ASC 360, “Property, Plant, and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events and circumstances may include significant decreases in the market price of an asset or asset group, significant changes in the extent or manner in which an asset or asset group is being used by the Company or in its physical condition, a significant change in legal factors or in the business climate, a history or forecast of future operating or cash flow losses, significant disposal activity, a significant decline in revenue or adverse changes in the economic environment.

If such facts indicate a potential impairment, the Company assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, the Company estimates the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value.

During the year ended December 31, 2023, the Company recorded impairments of $4,246,830 related to its intangible assets. During the year ended December 31, 2022, there were no impairments of long-lived assets.

Goodwill

In accordance with ASC 350, “Intangibles — Goodwill and Other,” the Company tests goodwill for impairment annually on October 1, or more frequently when events or circumstances indicate an impairment may have occurred. When assessing the recoverability of goodwill, the Company may first assess qualitative factors in determining whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit, is less than its carrying amount. The qualitative assessment is based on several factors, including the current operating environment, industry and market conditions, and overall financial performance. If the Company bypasses the qualitative assessment, or if it concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company performs a quantitative assessment by comparing the estimated fair value of a reporting unit with its carrying amount.

The Company estimates the fair value of its reporting units based on the present value of estimated future cash flows. Considerable management judgment is necessary to evaluate the impact of operating and macroeconomic changes, and to estimate the future cash flows used to measure fair value. The Company’s estimates of future cash flows consider past performance, current and anticipated market conditions, and internal projections and operating plans, including forecasted growth rates and estimated discount rates. If the fair value of a reporting unit is less than its carrying amount, a reporting unit is considered impaired, and an impairment charge is recognized for the difference.

During the year ended December 31, 2023, the Company recorded goodwill impairments of $10,401,218. During the year ended December 31, 2022, there were no impairments of goodwill.

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants in accordance with ASC 480, “Distinguishing Liabilities from Equity,” and ASC 815-40, “Contracts in Entity’s Own Equity.” This assessment, which requires the use of professional judgment, considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815-40, including whether the warrants are indexed to the Company’s own shares and whether the events where holders of the warrants could potentially require net cash settlement are within the Company’s control, among other conditions for equity classification. Warrant liabilities are recognized at fair value, with changes in fair value recognized in the consolidated statement of operations each period.

Embedded Derivative Liabilities

The Company evaluates the embedded features of its financial instruments, including its preferred shares, convertible notes payable and warrants in accordance with ASC 480 and ASC 815 “Derivatives and Hedging.” Certain conversion options and redemption features are required to be bifurcated from their host instrument and accounted for as free-standing derivative financial instruments should certain criteria be met. The Company applies significant judgment to identify and evaluate complex terms and conditions for its financial instruments to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statement of operations each period.

The Company has a sequencing policy, whereby in the event that reclassification of contracts from equity to assets or liabilities is necessary in accordance with ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares as a result of certain securities with a potentially indeterminable number of shares, shares will be allocated on the basis of the earliest maturity date of potentially dilutive instruments first, with the earliest maturity date of grants receiving the first allocation of shares. Pursuant to ASC 815, issuances of securities to the Company’s employees and directors, or to compensate grantees in a share-based payment arrangement, are not subject to the sequencing policy.

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount the Company would receive to sell an asset, or pay to transfer a liability, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction.

According to ASC 820, the fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The Company uses appropriate valuation techniques based on available inputs to measure the fair value of its assets and liabilities. The fair value hierarchy is defined in the following three categories:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The Company holds certain assets and liabilities that are required to be measured at fair value on a recurring and non-recurring basis (see Note 11).

Stock-Based Compensation

Stock-based awards granted to qualified employees, non-employee directors and consultants are measured at fair value and recognized as an expense in accordance with ASC 718, “Compensation – Stock Compensation.” For service-based awards, stock-based compensation is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. The fair value of stock options is estimated using a Black-Scholes option valuation model. Restricted stock awards are valued based on the closing stock price on the date of grant (intrinsic value method). The Company has elected to recognize forfeitures as they occur.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, “Income Taxes.” Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and establish a valuation allowance if, based on the weight of available evidence, it believes it is more likely than not that all or a portion of the deferred tax assets will not be realized.

The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not the position will be sustainable upon examination by the taxing authority, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is measured as the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in income tax expense.

Loss Per Share

Basic loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding during each period. Diluted loss per share is calculated by adjusting the weighted average number of common shares outstanding for the dilutive effect, if any, of common share equivalents. Common share equivalents whose effect would be antidilutive are not included in diluted loss per share. The Company uses the treasury stock method to determine the dilutive effect, which assumes that all common share equivalents have been exercised at the beginning of the period and that the funds obtained from those exercises were used to repurchase common shares at the average closing market price during the period. As of December 31, 2023 and 2022, there were 780,458 and 4,975, respectively, potential common share equivalents series A and B senior convertible preferred shares, convertible notes, and warrants excluded from the diluted loss per share calculations as their effect is anti-dilutive.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The amendments in this update, among other things, require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. ASU 2016-13 was effective for the Company’s fiscal years beginning after December 15, 2022. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures by requiring; (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. These amendments are to be applied prospectively, with retrospective application permitted. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and to provide in interim periods all disclosures about reportable segment’s profit or loss and assets that are currently required annually. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. These amendments are to be applied retrospectively. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

The Company currently believes there are no other issued and not yet effective accounting standards that are materially relevant to its consolidated financial statements.